Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands								11 Months Ended	12 Months Ended
	Aug. 21, 2024	Aug. 01, 2024	Mar. 06, 2024	Aug. 01, 2023	Apr. 19, 2023	Feb. 21, 2023	Feb. 09, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Annual Lease Payments [Abstract]
Finance lease liabilities, current									$ 2,032	$ 31,420
Finance lease liabilities, non-current									16,938	0
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Right-of use assets									27,560	47,706
Interest expense on finance lease liabilities								$ 0	1,345	1,158
Nisea [Member]
Annual Lease Payments [Abstract]
2025									2,920
2026									17,092
Total undiscounted lease payments									20,012
Less: Discount based on incremental borrowing rate									(1,042)
Present value of finance lease liabilities			$ 19,651						18,970
Finance lease liabilities, current									2,032
Finance lease liabilities, non-current									$ 16,938
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Weighted average remaining lease term									1 year 2 months 8 days
Weighted average incremental borrowing rate									5.08%
Term of bareboat charter									18 months
Daily charter rate			8
Down payment			3,750
Payment upon commencement of bareboat charter			3,750
Purchase price of vessel at end of bareboat period			$ 16,620						$ 16,620
Implicit borrowing rate			5.08%
Right-of use assets			$ 28,006						27,560
Initial direct costs			$ 855
Amortization of right-of use assets									446
Interest expense on finance lease liabilities									$ 295
Synthesea [Member]
Annual Lease Payments [Abstract]
Present value of finance lease liabilities				$ 19,048
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter									12 months
Daily charter rate					$ 8
Down payment					3,500
Payment upon commencement of bareboat charter				$ 3,500
Purchase price of vessel at end of bareboat period					$ 17,100
Implicit borrowing rate				5.59%
Right-of use assets				$ 26,859						26,180
Initial direct costs				$ 811
Amortization of right-of use assets									$ 705	679
Interest expense on finance lease liabilities									$ 557	422
Addition to vessels, net		$ 25,475
Chrisea [Member]
Annual Lease Payments [Abstract]
Present value of finance lease liabilities						$ 15,124
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter									18 months
Daily charter rate							$ 7
Down payment							3,500
Payment upon commencement of bareboat charter						$ 3,500
Purchase price of vessel at end of bareboat period							$ 12,360
Implicit borrowing rate						6.19%
Right-of use assets						$ 22,824				21,526
Initial direct costs						$ 700
Amortization of right-of use assets									$ 580	1,298
Interest expense on finance lease liabilities									$ 493	$ 735
Addition to vessels, net	$ 20,946